Income per Common Unit of the Operating Partnership	12 Months Ended
Dec. 31, 2018
Earnings Per Unit, Basic and Diluted [Line Items]
Income per Common Unit of the Operating Partnership	INCOME PER COMMON SHARE OF THE TRUST

The following table sets forth the computation of basic and diluted income per common share of the Trust (in thousands except per share amounts):

	2018			2017
	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share
Income from continuing operations net of noncontrolling interest - basic	$144,296	147,275	$0.98	$229,816	146,742	$1.56
Dilutive shares for long-term compensation plans	—	946		—	799
Income from continuing operations net of noncontrolling interest - diluted	$144,296	148,221	$0.97	$229,816	147,541	$1.55
Discontinued operations net of noncontrolling interest - basic	$335,311	147,275	$2.28	$52,524	146,742	$0.36
Dilutive shares for long-term compensation plans	—	946		—	799
Discontinued operations net of noncontrolling interest - diluted	$335,311	148,221	$2.27	$52,524	147,541	$0.36
Net income available to common shareholders - basic	$479,607	147,275	$3.26	$282,340	146,742	$1.92
Dilutive shares for long-term compensation plans	—	946		—	799
Net income available to common shareholders - diluted	$479,607	148,221	$3.24	$282,340	147,541	$1.91

	2016
	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share
Income from continuing operations net of noncontrolling interest - basic	$321,197	146,204	$2.20
Dilutive shares for long-term compensation plans	—	685
Income from continuing operations net of noncontrolling interest - diluted	$321,197	146,889	$2.19
Discontinued operations net of noncontrolling interest - basic	$35,620	146,204	$0.24
Dilutive shares for long-term compensation plans	—	685
Discontinued operations net of noncontrolling interest - diluted	$35,620	146,889	$0.24
Net income available to common shareholders - basic	$356,817	146,204	$2.44
Dilutive shares for long-term compensation plans	—	685
Net income available to common shareholders - diluted	$356,817	146,889	$2.43

Dilutive shares for long-term compensation plans represent the unvested common shares outstanding during the year as well as the dilutive effect of outstanding options. There were no anti-dilutive options in 2018 or 2017. There were 0.8 million anti-dilutive options that were excluded in 2016 from the computation of diluted income per common share as the exercise price was higher than the average share price of the Company in 2016.
During the years ended December 31, 2018, 2017 and 2016, 151,000, 193,000 and 369,000 common shares, respectively, were issued upon the exercise of options.
During the year ended December 31, 2018, there were no common shares issued in exchange for common units. During the years ended December 31, 2017 and 2016, individuals acquired 9,826 and 9,044 common shares, respectively, in exchange for the same number of common units. These individuals acquired these common units in connection with their contributions to the Operating Partnership of certain assets in prior years. The exchange of common shares for common units is exempt from the registration requirement of the Securities Act of 1933, as amended, pursuant to Section 4(2) thereunder.
During the years ended December 31, 2018, 2017 and 2016, declared dividends per common share were $1.60, $1.60 and $1.90, respectively.
Liberty Property Limited Partnership
Earnings Per Unit, Basic and Diluted [Line Items]
Income per Common Unit of the Operating Partnership	INCOME PER COMMON UNIT OF THE OPERATING PARTNERSHIP

The following table sets forth the computation of basic and diluted income per common unit of the Operating Partnership (in thousands, except per unit amounts):

	2018			2017
	Income (Numerator)	Weighted Average Units (Denominator)	Per Unit	Income (Numerator)	Weighted Average Units (Denominator)	Per Unit
Income from continuing operations - net of noncontrolling interest - consolidated joint ventures	$148,171			$235,769
Less: Preferred unit distributions	(472)			(472)
Income from continuing operations available to common unitholders - basic	$147,699	150,795	$0.98	$235,297	150,270	$1.56
Dilutive units for long-term compensation plans	—	946		—	799
Income from continuing operations available to common unitholders - diluted	$147,699	151,741	$0.97	$235,297	151,069	$1.55
Income from discontinued operations - basic	$343,322	150,795	$2.28	$53,795	150,270	$0.36
Dilutive units for long-term compensation plans		946			799
Income from discontinued operations - diluted	$343,322	151,741	$2.27	$53,795	151,069	$0.36
Income available to common unitholders - basic	$491,021	150,795	$3.26	$289,092	150,270	$1.92
Dilutive units for long-term compensation plans		946			799
Income available to common unitholders - diluted	$491,021	151,741	$3.24	$289,092	151,069	$1.91

	2016
	Income (Numerator)	Weighted Average Units (Denominator)	Per Unit
Income from continuing operations net of noncontrolling interest - consolidated joint ventures	$329,411
Less: Preferred unit distributions	(472)
Income from continuing operations available to common unitholders - basic	$328,939	149,740	$2.20
Dilutive units for long-term compensation plans	—	685
Income from continuing operations available to common unitholders - diluted	$328,939	150,425	$2.19
Income from discontinued operations - basic	$36,476	149,740	$0.24
Dilutive units for long-term compensation plans	—	685
Income from discontinued operations - diluted	$36,476	150,425	$0.24
Income available to common unitholders - basic	$365,415	149,740	$2.44
Dilutive units for long-term compensation plans	—	685
Income available to common unitholders - diluted	$365,415	150,425	$2.43

Dilutive units for long-term compensation plans represent the unvested common units outstanding during the year as well as the dilutive effect of outstanding options. There were no anti-dilutive options in 2018 and 2017. There were 0.8 million anti-dilutive options excluded in 2016 from the computation of diluted income per common unit as the exercise price was higher than the average unit price of the Company in 2016.
During the years ended December 31, 2018, 2017 and 2016, 151,000, 193,000 and 369,000 common units, respectively, were issued upon the exercise of options.
During the year ended December 31, 2018, there were no common shares issued in exchange for common units. During the years ended December 31, 2017 and 2016, individuals acquired 9,826 and 9,044 common shares of the Trust, respectively, in exchange for the same number of common units of the Operating Partnership. These individuals acquired these common units in connection with their contributions to the Operating Partnership of certain assets in prior years. The exchange of common shares for common units is exempt from the registration requirement of the Securities Act of 1933, as amended, pursuant to Section 4(2) thereunder.
During the years ended December 31, 2018, 2017 and 2016, declared dividends per common unit were $1.60, $1.60 and $1.90, respectively.